First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments
August 31, 2023 (Unaudited)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 66.1%
	Chemicals – 3.1%
406,698	Westlake Chemical Partners, L.P. (a)	$9,349,987
	Energy Equipment & Services – 0.4%
57,500	USA Compression Partners, L.P.	1,220,150
	Gas Utilities – 0.8%
165,600	Suburban Propane Partners, L.P. (a)	2,404,512
	Independent Power & Renewable Electricity Producers – 1.7%
101,161	NextEra Energy Partners, L.P. (b) (c)	5,045,911
	Oil, Gas & Consumable Fuels – 60.1%
454,807	Cheniere Energy Partners, L.P. (a)	23,604,483
2,295,767	Energy Transfer, L.P. (a)	30,923,981
30,000	EnLink Midstream, LLC (a) (b)	373,200
1,360,016	Enterprise Products Partners, L.P. (a)	36,190,026
515,800	Hess Midstream, L.P., Class A (a) (b)	14,906,620
139,386	Holly Energy Partners, L.P. (a)	2,968,922
541,174	Magellan Midstream Partners, L.P. (a)	35,944,777
450,000	MPLX, L.P. (a)	15,700,500
1,224,321	Plains All American Pipeline, L.P. (a) (c)	18,670,895
73,475	TXO Partners, L.P.	1,562,079
65,000	Western Midstream Partners, L.P. (c)	1,734,850
		182,580,333
	Total Master Limited Partnerships	200,600,893
	(Cost $87,489,993)
Shares	Description	Value
COMMON STOCKS – 63.1%
	Electric Utilities – 9.5%
73,000	Alliant Energy Corp. (c)	3,662,410
66,960	American Electric Power Co., Inc. (c)	5,249,664
99	Constellation Energy Corp.	10,312
9,500	Duke Energy Corp.	843,600
10,000	Emera, Inc. (CAD)	374,852
453,230	Enel S.p.A., ADR (a)	3,020,778
10,000	Entergy Corp.	952,500
43,300	Eversource Energy	2,763,406
135,000	Exelon Corp. (c)	5,416,200
11,500	Iberdrola S.A., ADR	545,445
17,800	IDACORP, Inc.	1,705,952
20,085	NextEra Energy, Inc.	1,341,678
11,280	Orsted A/S, ADR	240,602
72,980	PPL Corp.	1,818,661
390	Southern (The) Co.	26,415
12,600	Xcel Energy, Inc. (c)	719,838
		28,692,313
	Energy Equipment & Services – 1.0%
244,000	Archrock, Inc. (a)	3,120,760
	Gas Utilities – 7.2%
103,960	AltaGas Ltd. (CAD) (a)	2,032,729
34,150	Atmos Energy Corp. (a)	3,959,693
190,700	National Fuel Gas Co. (a)	10,248,218
55,120	New Jersey Resources Corp. (a)	2,324,410
37,900	ONE Gas, Inc. (a)	2,746,613

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
25,460	UGI Corp.	$641,083
		21,952,746
	Independent Power & Renewable Electricity Producers – 1.0%
75,340	AES (The) Corp.	1,350,846
61,100	Clearway Energy, Inc., Class A	1,432,184
13,800	EDP Renovaveis S.A. (EUR)	252,967
		3,035,997
	Multi-Utilities – 8.9%
105,000	Atco Ltd., Class I (CAD) (a)	2,898,535
14,100	CenterPoint Energy, Inc. (a)	393,249
31,690	CMS Energy Corp.	1,780,661
30,810	DTE Energy Co. (a)	3,185,138
103,370	Public Service Enterprise Group, Inc.	6,313,839
153,600	Sempra	10,785,792
20,840	WEC Energy Group, Inc. (c)	1,753,061
		27,110,275
	Oil, Gas & Consumable Fuels – 34.5%
150,000	BP PLC, ADR (c)	5,577,000
28,950	Cheniere Energy, Inc. (c)	4,724,640
228,155	DT Midstream, Inc. (a)	11,930,225
222,596	Enbridge, Inc.	7,808,668
246,370	Keyera Corp. (CAD) (a)	6,086,316
680,595	Kinder Morgan, Inc. (a) (c)	11,719,846
167,784	ONEOK, Inc. (c)	10,939,517
110,000	Shell PLC, ADR (c)	6,829,900
85,300	Targa Resources Corp. (c)	7,357,125
149,279	TC Energy Corp.	5,391,957
95,500	TotalEnergies SE, ADR	6,007,905
590,852	Williams (The) Cos., Inc. (c)	20,402,120
		104,775,219
	Professional Services – 0.7%
16,000	Jacobs Solutions, Inc. (c)	2,157,120
	Semiconductors & Semiconductor Equipment – 0.1%
2,500	Enphase Energy, Inc. (d)	316,325
	Water Utilities – 0.2%
3,500	American Water Works Co., Inc.	485,590
	Total Common Stocks	191,646,345
	(Cost $174,078,703)
MONEY MARKET FUNDS – 4.5%
13,670,976	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.21% (e)	13,670,976
	(Cost $13,670,976)
	Total Investments – 133.7%	405,918,214
	(Cost $275,239,672)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.2)%
(730)	Alliant Energy Corp. (f) (g)	$(3,662,410)	$57.50	09/15/23	0
(669)	American Electric Power Co., Inc.	(5,244,960)	82.50	10/20/23	(49,506)

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(1,500)	BP PLC, ADR	$(5,577,000)	$37.50	09/15/23	$(64,500)
(289)	Cheniere Energy, Inc.	(4,716,480)	175.00	09/15/23	(9,248)
(1,350)	Exelon Corp.	(5,416,200)	42.00	10/20/23	(47,250)
(160)	Jacobs Solutions, Inc.	(2,157,120)	140.00	10/20/23	(21,120)
(3,715)	Kinder Morgan, Inc.	(6,397,230)	18.00	10/20/23	(59,440)
(842)	NextEra Energy Partners, L.P.	(4,199,896)	60.00	09/15/23	(2,526)
(1,677)	ONEOK, Inc.	(10,934,040)	70.00	09/15/23	(11,739)
(6,491)	Plains All American Pipeline, L.P.	(9,898,775)	16.00	10/20/23	(129,820)
(1,100)	Shell PLC, ADR	(6,829,900)	63.00	09/15/23	(50,600)
(853)	Targa Resources Corp.	(7,357,125)	87.50	09/15/23	(99,801)
(208)	WEC Energy Group, Inc.	(1,749,696)	90.00	10/20/23	(9,880)
(140)	Western Midstream Partners, L.P. (f) (g)	(373,660)	30.00	09/15/23	(140)
(510)	Western Midstream Partners, L.P.	(1,361,190)	29.00	10/20/23	(10,200)
(3,000)	Williams (The) Cos., Inc.	(10,359,000)	36.00	10/20/23	(81,000)
(126)	Xcel Energy, Inc.	(719,838)	60.00	10/20/23	(6,426)
	Total Call Options Written				(653,196)
	(Premiums received $1,068,077)

Outstanding Loan – (25.4)%	(77,200,000)
Net Other Assets and Liabilities – (8.1)%	(24,471,549)
Net Assets – 100.0%	$303,593,469

(a)	All or a portion of this security serves as collateral on the outstanding loan.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	All or a portion of this security’s position represents cover for outstanding options written.
(d)	Non-income producing security.
(e)	Rate shown reflects yield as of August 31, 2023.
(f)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At August 31, 2023, investments noted as such are valued at $(140) or (0.0)% of net assets.
(g)	This investment’s value was determined using significant unobservable inputs (see Valuation Inputs section).

Abbreviations throughout the Portfolio of Investments:
ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
August 31, 2023 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of August 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 8/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Master Limited Partnerships*	$ 200,600,893	$ 200,600,893	$ —	$ —
Common Stocks*	191,646,345	191,646,345	—	—
Money Market Funds	13,670,976	13,670,976	—	—
Total Investments	$ 405,918,214	$ 405,918,214	$—	$—

LIABILITIES TABLE
	Total Value at 8/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (653,196)	$ (632,976)	$ (20,080)	$ (140)

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.